Convertible Notes And Demand Notes - Scheduled maturities of the Company's outstanding convertible notes (Details)	Dec. 31, 2024 USD ($)
Schedule Of Maturities Outstanding For Convertible Note [Line Items]
Less: Current portion	$ (148,629,000)
Long-term portion	0
2025 [Member]
Schedule Of Maturities Outstanding For Convertible Note [Line Items]
Long term debt	$ 148,629